SUMMARY OF CHANGES IN DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Accounting Policies [Abstract]
Beginning balance	$ 1,007,709
Additions to contract liabilities	4,208,364	1,363,050
Deductions to contract liabilities	(3,439,914)	(355,341)
Ending balance	$ 1,776,159	$ 1,007,709